CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (UNAUDITED) - USD ($) $ in Thousands	3 Months Ended						9 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2024	Sep. 30, 2023
Net Income (Loss) Attributable to Parent [Abstract]
Net income	$ 197,128			$ 163,665			$ 531,476	$ 395,917
Other comprehensive income, net of tax:
Currency translation adjustment	69,695	$ (8,985)	$ (32,040)	(38,648)	$ (10,638)	$ 15,500	28,670	(33,786)
(Loss) / gain on cash flow hedge	(198)	(4,112)	9,084	4,986	14,006	(3,858)	4,774	15,134
Total comprehensive income	$ 266,625	$ 133,813	$ 164,482	$ 130,003	$ 118,966	$ 128,296	$ 564,920	$ 377,265